UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 98.7%
Communications - 1.4%
36,500	Rogers Communications, Inc.	1,449,050
68,400	Verizon Communications, Inc.	2,614,932

		4,063,982

Consumer Durables - 1.3%
8,800	Fossil, Inc. *	1,161,424
38,900	Tupperware Brands Corp.	2,470,150

		3,631,574

Consumer Non-Durables - 10.0%
29,200	Coach, Inc.	2,256,576
83,200	Coca-Cola Co.	6,157,632
58,200	General Mills, Inc.	2,295,990
31,700	NIKE, Inc.	3,437,548
74,500	PepsiCo, Inc.	4,943,075
61,800	Philip Morris International, Inc.	5,476,098
61,700	Procter & Gamble Co.	4,146,857

		28,713,776

Consumer Services - 3.0%
61,200	McDonald’s Corp.	6,003,720
23,100	Visa, Inc.	2,725,800

		8,729,520

Electronic Technology - 20.1%
31,400	Apple, Inc. *	18,823,358
160,100	Applied Materials, Inc.	1,991,644
168,800	Atmel Corp. *	1,664,368
86,500	Broadcom Corp. *	3,399,450
131,500	Ciena Corp. *	2,128,985
74,900	EMC Corp. *	2,238,012
13,800	F5 Networks, Inc. *	1,862,448
94,100	Intel Corp.	2,645,151
62,500	International Business Machines Corp.	13,040,625
122,500	Qualcomm, Inc.	8,332,450
30,700	VeriFone Systems, Inc. *	1,592,409

		57,718,900

Energy Minerals - 7.6%
27,800	Apache Corp.	2,792,232
77,200	Chevron Corp.	8,278,928
37,500	Marathon Petroleum Corp.	1,626,000
78,700	Occidental Petroleum Corp.	7,494,601
50,100	Southwestern Energy Co. *	1,533,060

		21,724,821

Finance - 3.7%
28,100	ACE, Ltd.	2,056,920
23,300	Franklin Resources, Inc.	2,889,899
14,700	Goldman Sachs Group, Inc.	1,828,239

Quantity	Name of Issuer	Fair Value ($)
51,600	JPMorgan Chase & Co.	2,372,568
44,300	Marsh & McLennan Cos., Inc.	1,452,597

		10,600,223

Health Services - 1.5%
19,700	Express Scripts, Inc. *	1,067,346
21,200	McKesson Corp.	1,860,724
19,900	Medco Health Solutions, Inc. *	1,398,970

		4,327,040

Health Technology - 8.1%
31,600	Allergan, Inc.	3,015,588
18,900	Baxter International, Inc.	1,129,842
51,600	Celgene Corp. *	4,000,032
64,700	Gilead Sciences, Inc. *	3,160,595
5,200	Intuitive Surgical, Inc. *	2,817,100
103,600	Pfizer, Inc.	2,347,576
69,600	St. Jude Medical, Inc.	3,083,976
34,900	Stryker Corp.	1,936,252
30,000	Thermo Fisher Scientific, Inc.	1,691,400

		23,182,361

Industrial Services - 1.5%
38,800	Schlumberger, Ltd.	2,713,284
40,200	Seadrill, Ltd.	1,507,902

		4,221,186

Non-Energy Minerals - 1.0%
19,600	Allegheny Technologies, Inc.	806,932
51,400	Freeport-McMoRan Copper & Gold, Inc.	1,955,256

		2,762,188

Process Industries - 4.3%
20,200	CF Industries Holdings, Inc.	3,689,530
64,800	Ecolab, Inc.	3,999,456
29,900	EI du Pont de Nemours & Co.	1,581,710
26,000	Praxair, Inc.	2,980,640

		12,251,336

Producer Manufacturing - 9.4%
43,900	3M Co.	3,916,319
13,100	Caterpillar, Inc.	1,395,412
68,100	Danaher Corp.	3,813,600
43,300	Deere & Co.	3,502,970
62,500	Emerson Electric Co.	3,261,250
19,200	Flowserve Corp.	2,217,792
38,600	Honeywell International, Inc.	2,356,530
14,400	Precision Castparts Corp.	2,489,760
49,400	United Technologies Corp.	4,097,236

		27,050,869

Retail Trade - 8.5%
12,800	Amazon.com, Inc. *	2,592,128

See accompanying notes to schedule of investments.
MARCH 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
25,300	Costco Wholesale Corp.	2,297,240
15,900	CVS Caremark Corp.	712,320
76,300	Dick’s Sporting Goods, Inc.	3,668,504
58,600	Home Depot, Inc.	2,948,166
29,200	Kohl’s Corp.	1,460,876
74,600	Target Corp.	4,346,942
107,900	TJX Cos., Inc.	4,284,709
35,400	Wal-Mart Stores, Inc.	2,166,480

		24,477,365

Technology Services - 13.2%
69,400	Accenture, PLC	4,476,300
46,800	Cognizant Technology Solutions Corp. *	3,601,260
13,700	Google, Inc. *	8,784,988
40,500	Informatica Corp. *	2,142,450
234,700	Oracle Corp.	6,843,852
6,100	priceline.com, Inc. *	4,376,750
15,500	Salesforce.com, Inc. *	2,394,905
25,937	Teradata Corp. *	1,767,607
31,500	VMware, Inc. *	3,539,655

		37,927,767

Transportation - 2.8%
39,300	Expeditors International of Washington, Inc.	1,827,843
38,000	Union Pacific Corp.	4,084,240
28,100	United Parcel Service, Inc.	2,268,232

		8,180,315

Quantity	Name of Issuer	Fair Value ($)
Utilities - 1.3%
86,000	Calpine Corp. *	1,480,060
62,200	Wisconsin Energy Corp.	2,188,196

		3,668,256

Total Common Stocks (cost: $202,572,323)		283,231,479

Total Investments in Securities - 98.7% (cost: $202,572,323)		283,231,479
Other Assets and Liabilities, net 1.3%		3,622,232

Total Net Assets - 100.0%		$286,853,711

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	283,231,479	—	—	283,231,479

Total:	283,231,479	—	—	283,231,479

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2012 is included with the Fund’s schedule of investments.

At March 31, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$83,410,675	($2,751,519)	$80,659,156	$202,572,323

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ PAUL E. RASMUSSEN
Paul Rasmussen
Vice President and Treasurer

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PAUL E. RASMUSSEN
Paul Rasmussen
Vice President and Treasurer

Date:	April 26, 2012

By:	/s/ ROGER J. SIT
Roger J. Sit
Chairman

Date:	April 26, 2012